                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4075
                                   ------------


                     RIVERSOURCE INTERNATIONAL SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:     10/31
                         --------------
Date of reporting period:     1/31
                         --------------

                           PORTFOLIO HOLDINGS
                                   FOR
                  RIVERSOURCE DISCIPLINED INTERNATIONAL
                      EQUITY FUND AT JAN. 31, 2007

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.0%)(c)

ISSUER                                     SHARES                 VALUE(a)

AUSTRALIA (6.1%)
AIRLINES (0.7%)
Qantas Airways                             136,568                $573,174
--------------------------------------------------------------------------

COMMERCIAL BANKS (0.1%)
Westpac Banking                              4,419                  86,459
--------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Brambles                                    14,460(b)              156,640
--------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Telstra                                     87,857                 290,362
--------------------------------------------------------------------------

INSURANCE (0.3%)
AMP                                         14,252                 116,155
QBE Insurance Group                          5,791                 138,969
                                                               -----------
Total                                                              255,124
--------------------------------------------------------------------------

METALS & MINING (1.4%)
BHP Billiton                                33,788                 691,897
BlueScope Steel                             24,182                 162,345
Rio Tinto                                    6,284                 378,142
                                                               -----------
Total                                                            1,232,384
--------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.0%)
Centro Properties Group                     55,286                 389,078
DB RREEF Trust                             285,769                 392,163
Macquarie Goodman Group                     57,025                 325,741
Mirvac Group                                38,883                 170,112
Stockland                                   30,734                 202,811
Westfield Group                             19,661                 341,214
                                                               -----------
Total                                                            1,821,119
--------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Toll Holdings                                5,776                  94,468
--------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.0%)
Macquarie Airports Management               96,945                 268,082
Macquarie Infrastructure Group             204,753                 583,393
                                                               -----------
Total                                                              851,475
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                VALUE(a)

AUSTRIA (0.6%)
COMMERCIAL BANKS (0.2%)
Raiffeisen Intl Bank Holding                 1,085                $166,893
--------------------------------------------------------------------------

METALS & MINING (0.2%)
voestalpine                                  3,858                 224,959
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
OMV                                          2,552                 137,871
--------------------------------------------------------------------------

BELGIUM (1.8%)
CHEMICALS (0.1%)
Solvay                                         597                  91,066
--------------------------------------------------------------------------

COMMERCIAL BANKS (0.9%)
Dexia                                       11,064                 329,008
KBC Groep                                    3,280                 414,782
                                                               -----------
Total                                                              743,790
--------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Fortis                                       1,714                  72,154
--------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
Belgacom                                    11,696                 529,837
--------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Delhaize Group                               1,300                 108,211
--------------------------------------------------------------------------

BERMUDA (0.1%)
OIL, GAS & CONSUMABLE FUELS
Frontline                                    2,350                  76,834
--------------------------------------------------------------------------

DENMARK (1.0%)
BEVERAGES (0.1%)
Carlsberg Series B                             900                  91,607
--------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
Danske Bank                                  7,900                 363,913
--------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Vestas Wind Systems                          3,900(b)              173,317
--------------------------------------------------------------------------

MARINE (0.2%)
AP Moller - Maersk                              20                 202,473
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                VALUE(a)

FINLAND (1.2%)
ELECTRIC UTILITIES (0.2%)
Fortum                                       5,200                $143,441
--------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Kesko Series B                               1,981                 105,907
--------------------------------------------------------------------------

METALS & MINING (0.2%)
Outokumpu                                    5,287                 212,518
--------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Stora Enso Series R                         22,624                 379,078
UPM - Kymmene                                9,521                 244,096
                                                               -----------
Total                                                              623,174
--------------------------------------------------------------------------

FRANCE (10.7%)
AIRLINES (0.4%)
Air France-KLM                               7,389                 333,170
--------------------------------------------------------------------------

AUTO COMPONENTS (0.6%)
Michelin Series B                            5,760                 528,793
--------------------------------------------------------------------------

AUTOMOBILES (1.8%)
Peugeot                                      8,671                 571,173
Renault                                      7,671                 953,020
                                                               -----------
Total                                                            1,524,193
--------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Compagnie de Saint-Gobain                    2,597                 246,148
--------------------------------------------------------------------------

COMMERCIAL BANKS (3.1%)
BNP Paribas                                 14,038               1,571,916
Credit Agricole                             15,924                 685,519
Societe Generale                             2,233                 396,315
                                                               -----------
Total                                                            2,653,750
--------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Lafarge                                      2,311                 354,979
--------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
France Telecom                              13,803                 383,644
--------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
ALSTOM                                       2,440(b)              299,179
--------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS
  AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                VALUE(a)

FRANCE (CONT.)
FOOD & STAPLES RETAILING (0.7%)
Carrefour                                    8,066                $465,764
Casino Guichard Perrachon                    1,273                 110,929
                                                                 ---------
Total                                                              576,693
--------------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
Groupe Danone                                2,074                 320,567
--------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.1%)
Sodexho Alliance                             1,410                  98,622
--------------------------------------------------------------------------

INSURANCE (0.3%)
AXA                                          2,030                  86,069
CNP Assurances                               1,805                 207,033
                                                               -----------
Total                                                              293,102
--------------------------------------------------------------------------

IT SERVICES (0.1%)
Cap Gemini                                   1,616                 103,243
--------------------------------------------------------------------------

MACHINERY (0.1%)
Vallourec                                      383                  99,899
--------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
PPR                                            722                 106,816
--------------------------------------------------------------------------

MULTI-UTILITIES (1.1%)
SUEZ                                        15,444                 760,790
Veolia Environnement                         2,408                 169,417
                                                               -----------
Total                                                              930,207
--------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
L'Oreal                                      1,483                 156,700
--------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Unibail                                      1,192                 301,022
--------------------------------------------------------------------------

GERMANY (7.2%)
AIRLINES (0.2%)
Deutsche Lufthansa                           7,449                 208,909
--------------------------------------------------------------------------

AUTOMOBILES (2.8%)
DaimlerChrysler                             25,597               1,600,756
Volkswagen                                   8,550                 957,647
                                                               -----------
Total                                                            2,558,403
--------------------------------------------------------------------------

CHEMICALS (0.2%)
Bayer                                        3,458                 204,835
--------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Commerzbank                                  7,298                 309,201
--------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Deutsche Boerse                              1,149                 242,952
--------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
Deutsche Telekom                            63,380               1,117,737
--------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.2%)
TUI                                          6,876                 144,115
--------------------------------------------------------------------------

MACHINERY (0.4%)
MAN                                          3,416                 361,252
--------------------------------------------------------------------------

METALS & MINING (1.0%)
Salzgitter                                   1,795                 231,302
ThyssenKrupp                                12,937                 613,455
                                                               -----------
Total                                                              844,757
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                VALUE(a)

GERMANY (CONT.)
MULTI-UTILITIES (0.2%)
RWE                                          1,512                $158,612
--------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
Infineon Technologies                        9,157(b)              131,996
--------------------------------------------------------------------------

HONG KONG (2.3%)
AIRLINES (0.1%)
Cathay Pacific Airways                      28,000                  72,436
--------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Bank of East Asia                           56,385                 324,919
--------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Li & Fung                                   62,000                 194,146
--------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Hong Kong Exchanges and Clearing            29,000                 316,717
--------------------------------------------------------------------------

ELECTRIC UTILITIES (0.6%)
CLP Holdings                                35,500                 265,709
HongKong Electric Holdings                  64,000                 316,982
                                                               -----------
Total                                                              582,691
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
Hang Lung Properties                        28,000                  75,915
Henderson Land Development                  39,000                 225,920
Swire Pacific Series A                      11,000                 126,600
                                                               -----------
Total                                                              428,435
--------------------------------------------------------------------------

SPECIALTY RETAIL (0.1%)
Esprit Holdings                             12,000                 122,047
--------------------------------------------------------------------------

IRELAND (0.5%)
BEVERAGES (0.3%)
C&C Group                                   19,487                 289,237
--------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Kingspan Group                               2,572                  64,974
--------------------------------------------------------------------------

COMMERCIAL BANKS (0.1%)
Bank of Ireland                              3,581                  80,295
--------------------------------------------------------------------------

ITALY (4.4%)
AUTOMOBILES (0.4%)
Fiat                                        16,566(b)              361,665
--------------------------------------------------------------------------

COMMERCIAL BANKS (1.3%)
Banca Monte dei Paschi di Siena             11,881                  77,178
Banche Popolari Unite                        7,865                 222,606
Banco Popolare di Verona e Novara           10,404                 328,057
Capitalia                                   30,456                 274,638
UniCredito Italiano                         22,942                 213,077
                                                               -----------
Total                                                            1,115,556
--------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
Telecom Italia                             271,072                 694,966
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.9%)
Eni                                         52,740               1,699,514
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                VALUE(a)

JAPAN (12.2%)
AUTO COMPONENTS (0.8%)
Aisin Seiki                                 13,500                $440,691
Bridgestone                                 12,100                 262,799
                                                               -----------
Total                                                              703,490
--------------------------------------------------------------------------

AUTOMOBILES (2.3%)
Honda Motor                                 41,300               1,623,107
Nissan Motor                                35,800                 447,821
                                                               -----------
Total                                                            2,070,928
--------------------------------------------------------------------------

BEVERAGES (0.1%)
Kirin Brewery                                8,000                 123,157
--------------------------------------------------------------------------

CHEMICALS (0.6%)
Mitsui Chemicals                            44,000                 356,895
Sumitomo Chemical                           22,000                 170,441
                                                               -----------
Total                                                              527,336
--------------------------------------------------------------------------

COMMERCIAL BANKS (1.0%)
Mitsui Trust Holdings                       12,000                 131,953
Shinsei Bank                               130,000                 716,697
                                                               -----------
Total                                                              848,650
--------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Dai Nippon Printing                          9,000                 141,554
--------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.5%)
Seiko Epson                                 10,800                 292,539
Toshiba                                     22,000                 140,832
                                                               -----------
Total                                                              433,371
--------------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
ORIX                                           670                 193,362
--------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Toyo Seikan Kaisha                           8,500                 154,258
--------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Hitachi                                    112,000                 753,574
--------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Pioneer                                     13,000                 183,692
SANYO Electric                             260,000(b)              427,344
                                                               -----------
Total                                                              611,036
--------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
FUJIFILM Holdings                           10,800                 447,256
--------------------------------------------------------------------------

MACHINERY (0.3%)
Komatsu                                      9,000                 191,052
Kubota                                       8,000                  84,465
                                                               -----------
Total                                                              275,517
--------------------------------------------------------------------------

MARINE (0.3%)
Nippon Yusen Kabushiki Kaisha               36,000                 275,853
--------------------------------------------------------------------------

METALS & MINING (0.1%)
JFE Holdings                                 2,200                 122,366
--------------------------------------------------------------------------

OFFICE ELECTRONICS (0.2%)
Canon                                        3,600                 189,982
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
Nippon Oil                                  50,000                 336,259
--------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS
  AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                VALUE(a)

JAPAN (CONT.)
PHARMACEUTICALS (1.2%)
Daiichi Sankyo                              36,800               1,026,830
--------------------------------------------------------------------------

ROAD & RAIL (0.2%)
Nippon Express                              33,000                $187,740
--------------------------------------------------------------------------

SOFTWARE (0.7%)
Nintendo                                     2,000                 592,644
--------------------------------------------------------------------------

TOBACCO (0.2%)
Japan Tobacco                                   32                 153,701
--------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Mitsubishi                                  18,700                 380,089
Sojitz                                      34,400(b)              122,129
                                                               -----------
Total                                                              502,218
--------------------------------------------------------------------------

NETHERLANDS (14.1%)
BEVERAGES (0.2%)
Heineken                                     3,884                 196,730
--------------------------------------------------------------------------

CHEMICALS (0.1%)
Akzo Nobel                                   1,683                 106,018
--------------------------------------------------------------------------

COMMERCIAL BANKS (2.0%)
ABN AMRO Holding                            54,319               1,744,483
--------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.9%)
Euronext                                     3,731                 459,810
ING Groep                                   27,936               1,227,128
                                                               -----------
Total                                                            1,686,938
--------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Koinklijke (Royal) KPN                      18,932                 273,588
--------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Koninklijke Ahold                           11,360(b)              114,729
--------------------------------------------------------------------------

FOOD PRODUCTS (0.9%)
Unilever                                    29,346                 783,317
--------------------------------------------------------------------------

INSURANCE (0.8%)
Aegon                                       37,595                 741,580
--------------------------------------------------------------------------

MEDIA (0.6%)
Reed Elsevier                               28,020                 491,681
--------------------------------------------------------------------------

METALS & MINING (1.8%)
Arcelor Mittal                              33,976               1,588,490
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.8%)
Royal Dutch Shell Series A                 105,825               3,571,672
Royal Dutch Shell Series B                  14,689                 493,595
                                                               -----------
Total                                                            4,065,267
--------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Corio                                        1,436                 122,797
Rodamco Europe                                 896                 121,405
Wereldhave                                   1,276                 170,977
                                                               -----------
Total                                                              415,179
--------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
Hagemeyer                                   25,542(b)              118,598
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                VALUE(a)

NORWAY (1.3%)
CHEMICALS (0.1%)
Yara Intl                                    2,800                 $74,500
--------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
DNB NOR                                     13,800                 208,371
--------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Telenor                                     13,000                 265,333
--------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Orkla                                        3,620                 218,075
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
Norsk Hydro                                  8,000                 260,669
Statoil                                      2,600                  69,865
                                                               -----------
Total                                                              330,534
--------------------------------------------------------------------------

PORTUGAL (0.3%)
ELECTRIC UTILITIES
Energias de Portugal                        50,021                 250,383
--------------------------------------------------------------------------

SINGAPORE (0.6%)
AIRLINES (0.3%)
Singapore Airlines                          20,000                 229,554
--------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
SingTel                                     69,000                 157,686
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CapitaLand                                  28,000                 122,947
--------------------------------------------------------------------------

SPAIN (3.5%)
AIRLINES (0.1%)
Iberia Lineas Aereas de Espana              20,343                  84,532
--------------------------------------------------------------------------

COMMERCIAL BANKS (0.3%)
Banco Bilbao Vizcaya Argentaria              7,665                 191,603
Banco Popular Espanol                        5,400                 103,585
                                                                 ---------
Total                                                              295,188
--------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.9%)
ACS Actividades de Construccion y Servicios  7,471                 407,512
Fomento de Construcciones y Contratas        1,383                 144,815
Sacyr Vallehermoso                           3,311                 201,462
                                                               -----------
Total                                                              753,789
--------------------------------------------------------------------------

ELECTRIC UTILITIES (0.5%)
Iberdrola                                    9,354                 401,580
--------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
Gamesa Tecnologica                           4,121                 112,898
--------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Gas Natural SDG                              2,225                  89,053
--------------------------------------------------------------------------

METALS & MINING (0.3%)
Acerinox                                     9,847                 269,729
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                VALUE(a)

SPAIN (CONT.)
OIL, GAS & CONSUMABLE FUELS (0.8%)
Repsol YPF                                  20,637                $680,586
--------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
Inditex                                      5,874                 333,804
--------------------------------------------------------------------------

SWEDEN (3.2%)
COMMERCIAL BANKS (0.2%)
Nordea Bank                                  5,700                  89,362
Svenska Handelsbanken Series A               3,000                  92,154
                                                               -----------
Total                                                              181,516
--------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
TeliaSonera                                 22,500                 181,088
--------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Electrolux Series B                         29,000                 552,374
--------------------------------------------------------------------------

MACHINERY (1.4%)
Alfa Laval                                   2,450                 115,985
Atlas Copco Series A                         5,000                 172,153
Atlas Copco Series B                         4,800                 159,280
Scania Series B                              1,800                 129,407
Volvo Series A                               2,950                 222,943
Volvo Series B                               5,100                 375,612
                                                               -----------
Total                                                            1,175,380
--------------------------------------------------------------------------

METALS & MINING (0.1%)
SSAB Svenskt Stal Series A                   5,000                 122,373
--------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Svenska Cellulosa Series B                   7,000                 375,427
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Fabege                                       3,400                  92,056
--------------------------------------------------------------------------

SPECIALTY RETAIL (0.1%)
Hennes & Mauritz Series B                    1,450                  78,692
--------------------------------------------------------------------------

SWITZERLAND (3.6%)
BUILDING PRODUCTS (0.2%)
Geberit                                         96                 162,433
--------------------------------------------------------------------------

CHEMICALS (0.3%)
Ciba Specialty Chemicals                     2,767                 185,299
Syngenta                                       500(b)               92,547
                                                               -----------
Total                                                              277,846
--------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.8%)
ABB                                         41,573                 740,330
--------------------------------------------------------------------------

INSURANCE (1.0%)
Swiss Reinsurance                            1,288                 107,620
Zurich Financial Services                    2,759                 745,304
                                                               -----------
Total                                                              852,924
--------------------------------------------------------------------------

MACHINERY (0.2%)
Sulzer                                         142                 201,627
--------------------------------------------------------------------------

METALS & MINING (0.8%)
Xstrata                                     14,137                 664,168
--------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS
  AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                VALUE(a)

SWITZERLAND (CONT.)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
OC Oerlikon                                    263(b)             $144,015
--------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Swatch Group Series B                          445                 105,907
--------------------------------------------------------------------------

UNITED KINGDOM (22.2%)
AIRLINES (0.1%)
British Airways                              9,779(b)              103,847
--------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
GKN                                         19,689                 124,271
--------------------------------------------------------------------------

CAPITAL MARKETS (0.7%)
3i Group                                     3,764                  78,339
Man Group                                   47,175                 497,633
                                                               -----------
Total                                                              575,972
--------------------------------------------------------------------------

CHEMICALS (0.2%)
Imperial Chemical Inds                      16,020                 144,792
--------------------------------------------------------------------------

COMMERCIAL BANKS (4.4%)
Barclays                                    61,875                 902,831
HBOS                                        56,024               1,226,148
Lloyds TSB Group                           115,798               1,330,412
Royal Bank of Scotland Group                 8,067                 324,979
                                                               -----------
Total                                                            3,784,370
--------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Capita Group                                 6,351                  79,390
--------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Inchcape                                     9,986                 104,346
--------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
London Stock Exchange Group                  3,763                  96,341
--------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
BT Group                                   147,226                 890,037
Cable & Wireless                            47,203                 156,034
                                                               -----------
Total                                                            1,046,071
--------------------------------------------------------------------------

ELECTRIC UTILITIES (0.6%)
Scottish & Southern Energy                  11,595                 341,966
Scottish Power                              14,621                 215,437
                                                               -----------
Total                                                              557,403
--------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
Alliance Boots                              16,151                 256,726
J Sainsbury                                 34,193                 292,162
Tesco                                       48,371                 398,622
                                                               -----------
Total                                                              947,510
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                VALUE(a)

UNITED KINGDOM (CONT.)
FOOD PRODUCTS (0.6%)
Tate & Lyle                                  8,785                $101,529
Unilever                                    16,149                 441,019
                                                               -----------
Total                                                              542,548
--------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.0%)
Compass Group                               53,148                 317,622
Enterprise Inns                              6,210                  78,711
InterContinental Hotels Group                8,732                 218,856
Ladbrokes                                   12,552                 108,892
Whitbread                                    3,550                 113,618
                                                               -----------
Total                                                              837,699
--------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Barratt Developments                         5,255                 122,514
Bellway                                      3,025                  84,095
Berkeley Group Holdings Unit                 3,074(b)               90,685
George Wimpey                               14,703                 156,671
Taylor Woodrow                              21,797                 175,038
                                                               -----------
Total                                                              629,003
--------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.1%)
Reckitt Benckiser                            1,873                  90,429
--------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Cookson Group                                7,035                  82,569
Tomkins                                     18,581                 100,045
                                                               -----------
Total                                                              182,614
--------------------------------------------------------------------------

INSURANCE (1.0%)
Aviva                                       34,332                 555,467
Legal & General Group                       30,104                  92,013
Old Mutual                                  57,005                 193,385
                                                               -----------
Total                                                              840,865
--------------------------------------------------------------------------

MACHINERY (0.1%)
Invensys                                    20,782(b)              122,012
--------------------------------------------------------------------------

MEDIA (0.3%)
Reed Elsevier                                8,856                 101,396
Reuters Group                               17,271                 147,093
                                                               -----------
Total                                                              248,489
--------------------------------------------------------------------------

METALS & MINING (2.3%)
Anglo American                              21,268                 993,288
BHP Billiton                                13,559                 255,372
Corus Group                                 29,580                 351,582
Rio Tinto                                    7,018                 378,828
                                                               -----------
Total                                                            1,979,070
--------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Marks & Spencer Group                       47,317                 629,728
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                VALUE(a)

UNITED KINGDOM (CONT.)
MULTI-UTILITIES (1.5%)
Centrica                                   106,436                $779,414
Natl Grid                                   14,086                 213,043
United Utilities                            21,992                 330,963
                                                               -----------
Total                                                            1,323,420
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
BG Group                                    34,611                 457,290
--------------------------------------------------------------------------

PHARMACEUTICALS (0.6%)
AstraZeneca                                 10,130                 567,160
--------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.8%)
British Land                                11,877                 367,940
Hammerson                                    6,606                 190,883
Land Securities Group                        3,852                 162,735
                                                               -----------
Total                                                              721,558
--------------------------------------------------------------------------

ROAD & RAIL (0.1%)
FirstGroup                                   8,378                  90,097
--------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
DSG intl                                    26,153                  87,048
KESA Electricals                            12,840                  85,968
Kingfisher                                  46,996                 221,450
                                                               -----------
Total                                                              394,466
--------------------------------------------------------------------------

WATER UTILITIES (0.1%)
Severn Trent                                 4,076                 113,424
--------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.4%)
Vodafone Group                             724,108               2,118,943
--------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $75,923,483)                                            $84,607,770
--------------------------------------------------------------------------

PREFERRED STOCKS (0.6%)(c)

ISSUER                                      SHARES                VALUE(a)

GERMANY
Henkel                                         778                $122,084
Volkswagen                                   5,277                 392,442
--------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $419,385)                                                  $514,526
--------------------------------------------------------------------------

MONEY MARKET FUND (1.0%)(d)

ISSUER                                      SHARES                VALUE(a)

RiverSource Short-Term Cash Fund           857,530(e)             $857,530
--------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $857,530)                                                  $857,530
--------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $77,200,398)(f)                                         $85,979,826
==========================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS
  AT JAN. 31, 2007

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2006.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:I

      TYPE OF SECURITY                                               CONTRACTS
      -------------------------------------------------------------------------
      PURCHASE CONTRACTS

      Dow Jones Euro STOXX 50, March 2007                                   15
      Financial Times Stock Exchange 100 Index, March 2007                   4
      Nikkei 225, March 2007                                                 4

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $77,200,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $9,458,000
      Unrealized depreciation                                          (678,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                    $8,780,000
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
5 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS
  AT JAN. 31, 2007

                                                              S-6506-80 G (3/07)

                           PORTFOLIO HOLDINGS
                                  FOR
                   RIVERSOURCE EUROPEAN EQUITY FUND
                            AT JAN. 31, 2007

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.1%)(c)

ISSUER                                SHARES                   VALUE(a)

AUSTRIA (0.7%)
COMMERCIAL BANKS
Erste Bank der Oesterreichischen
   Sparkassen                         11,664                   $911,526
-----------------------------------------------------------------------

BELGIUM (1.8%)
BEVERAGES (0.9%)
InBev                                 18,170                  1,171,771
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.9%)
Colruyt                                5,074                  1,081,950
-----------------------------------------------------------------------

DENMARK (1.5%)
INSURANCE (1.0%)
Topdanmark                             7,614(b)               1,373,305
-----------------------------------------------------------------------

ROAD & RAIL (0.5%)
DSV                                    3,400                    587,265
-----------------------------------------------------------------------

FINLAND (1.3%)
INSURANCE (0.8%)
Sampo Series A                        32,729                    898,507
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.5%)
Ramirent                              10,745                    697,424
-----------------------------------------------------------------------

FRANCE (15.6%)
COMMERCIAL BANKS (3.5%)
BNP Paribas                           20,089                  2,249,481
Societe Generale                      12,958                  2,299,800
                                                              ---------
Total                                                         4,549,281
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.9%)
VINCI                                  7,853                  1,085,901
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
Imerys                                 6,658                    632,423
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.3%)
ALSTOM                                 7,620(b)                 934,321
Schneider Electric                     6,011                    729,180
                                                              ---------
Total                                                         1,663,501
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

FRANCE (CONT.)
HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Essilor Intl                          16,612                 $1,866,650
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Accor                                  9,301                    773,673
-----------------------------------------------------------------------

INSURANCE (3.5%)
AXA                                   63,005                  2,671,331
Euler Hermes                          12,199                  1,808,651
                                                             ----------
Total                                                         4,479,982
-----------------------------------------------------------------------

MACHINERY (1.2%)
Vallourec                              5,925                  1,545,439
-----------------------------------------------------------------------

OFFICE ELECTRONICS (0.5%)
Neopost                                4,622                    594,695
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.6%)
Total                                 29,454                  2,001,647
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
LVMH Moet Hennessy Louis Vuitton       6,093                    645,213
-----------------------------------------------------------------------

GERMANY (12.6%)
AEROSPACE & DEFENSE (0.8%)
MTU Aero Engines Holding              18,236                    976,016
-----------------------------------------------------------------------

AIRLINES (0.5%)
Air Berlin                            32,530(b)                 677,787
-----------------------------------------------------------------------

AUTO COMPONENTS (1.6%)
Continental                           11,296                  1,372,170
ElringKlinger                         10,154                    689,979
                                                             ----------
Total                                                         2,062,149
-----------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
Deutsche Postbank                     11,018                    952,686
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.6%)
Wincor Nixdorf                        12,350                  1,973,862
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.3%)
Deutsche Boerse                        8,046                  1,701,295
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

GERMANY (CONT.)
HEALTH CARE PROVIDERS & SERVICES (0.8%)
Fresenius Medical Care & Co            7,315                   $981,496
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
Siemens                                5,888                    651,233
-----------------------------------------------------------------------

INSURANCE (1.9%)
Allianz                               12,179                  2,439,237
-----------------------------------------------------------------------

MACHINERY (1.3%)
MAN                                    9,044                    956,429
WashTec                               33,976(b)                 664,665
                                                              ---------
Total                                                         1,621,094
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)P
Praktiker Bau-und Heimwerkermaerkte
   Holding                            23,279                    861,891
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.8%)
Hypo Real Estate Holding              15,699                  1,034,529
-----------------------------------------------------------------------

GREECE (1.0%)
COMMERCIAL BANKS
EFG Eurobank Ergasias                 32,874                  1,290,880
-----------------------------------------------------------------------

IRELAND (1.3%)
COMMERCIAL BANKS (0.7%)
Bank of Ireland                       40,160                    900,489
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
CRH                                   19,822                    783,818
-----------------------------------------------------------------------

ITALY (4.6%)
COMMERCIAL BANKS (1.4%)
UniCredito Italiano                  194,906                  1,810,213
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.7%)
Saipem                                35,941                    886,937
-----------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Parmalat                             274,040(b)               1,235,688
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE EUROPEAN EQUITY FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

ITALY (CONT.)
OIL, GAS & CONSUMABLE FUELS (1.0%)
Eni                                   39,215                 $1,263,679
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Luxottica Group                       21,878                    681,131
-----------------------------------------------------------------------

NETHERLANDS (1.9%)
FOOD PRODUCTS (0.6%)
Royal Numico                          15,444                    820,053
-----------------------------------------------------------------------

METALS & MINING (0.6%)
Arcelor Mittal                        16,807                    794,642
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.7%)
ASML Holding                          33,434(b)                 849,405
-----------------------------------------------------------------------

NORWAY (0.6%)
ENERGY EQUIPMENT & SERVICES
TGS NOPEC Geophysical                 35,400(b)                 723,704
-----------------------------------------------------------------------

PORTUGAL (0.8%)
FOOD & STAPLES RETAILING
Jeronimo Martins                      41,207                  1,032,459
-----------------------------------------------------------------------

SPAIN (3.7%)
COMMERCIAL BANKS (2.5%)
Banco Bilbao
   Vizcaya Argentaria                125,265                  3,131,257
-----------------------------------------------------------------------

SPECIALTY RETAIL (1.2%)
Inditex                               26,820                  1,524,109
-----------------------------------------------------------------------

SWEDEN (4.3%)
BUILDING PRODUCTS (1.7%)
ASSA ABLOY Cl B                       95,200                  2,094,591
-----------------------------------------------------------------------

COMMERCIAL BANKS (1.1%)
Skandinaviska
   Enskilda Banken                    42,800                  1,432,865
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.8%)
Telefonaktiebolaget
   LM Ericsson Series B              267,000                  1,062,592
-----------------------------------------------------------------------

TOBACCO (0.7%)
Swedish Match                         52,000                    922,703
-----------------------------------------------------------------------

SWITZERLAND (15.8%)
BUILDING PRODUCTS (0.8%)
Getaz Romang Holding                   1,351                    977,726
-----------------------------------------------------------------------

CAPITAL MARKETS (5.4%)
Credit Suisse Group                   34,886                  2,474,024
Julius Baer Holding                   14,563                  1,752,288
UBS                                   40,612                  2,553,037
                                                             ----------
Total                                                         6,779,349
-----------------------------------------------------------------------

CHEMICALS (3.0%)
Lonza Group                           13,411                  1,271,816
Sika                                   1,167(b)               1,976,612
Syngenta                               3,295(b)                 609,885
                                                             ----------
Total                                                         3,858,313
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

SWITZERLAND (CONT.)
FOOD PRODUCTS (0.8%)
Nestle                                 2,767                 $1,016,742
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.4%)
Nobel Biocare Holding                  5,364                  1,779,679
-----------------------------------------------------------------------

METALS & MINING (0.6%)
Xstrata                               15,682                    736,754
-----------------------------------------------------------------------

PHARMACEUTICALS (3.8%)
Novartis                              21,125                  1,218,058
Roche Holding                         19,338                  3,642,440
                                                             ----------
Total                                                         4,860,498
-----------------------------------------------------------------------

UNITED KINGDOM (30.6%)
AEROSPACE & DEFENSE (1.9%)
BAE Systems                          110,023                    906,877
Cobham                               146,533                    596,634
Rolls-Royce Group                    104,002(b)                 961,158
                                                             ----------
Total                                                         2,464,669
-----------------------------------------------------------------------

COMMERCIAL BANKS (3.8%)
Barclays                             133,906                  1,953,849
Standard Chartered                    99,409                  2,868,041
                                                             ----------
Total                                                         4,821,890
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Serco Group                           36,976                    302,177
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.6%)
Hanson                               131,835                  2,007,930
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Cable & Wireless                     207,945                    687,383
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (4.2%)
Tesco                                368,463                  3,036,486
Wm Morrison
   Supermarkets                      381,641                  2,121,162
                                                             ----------
Total                                                         5,157,648
-----------------------------------------------------------------------

INSURANCE (3.1%)
Admiral Group                         72,687                  1,460,288
Hiscox                                94,273                    471,203
Resolution                            97,236                  1,247,553
Royal & SunAlliance
   Insurance Group                   236,251                    748,964
                                                             ----------
Total                                                         3,928,008
-----------------------------------------------------------------------

MEDIA (0.5%)
Yell Group                            50,073                    606,079
-----------------------------------------------------------------------

METALS & MINING (2.7%)
Anglo American                        45,732                  2,135,839
Lonmin                                21,299                  1,246,639
                                                             ----------
Total                                                         3,382,478
-----------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Marks & Spencer Group                 75,698                  1,007,442
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.5%)
BG Group                             238,624                  3,152,764
BP                                   117,961                  1,247,722
                                                             ----------
Total                                                         4,400,486
-----------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

UNITED KINGDOM (CONT.)
PHARMACEUTICALS (1.9%)
AstraZeneca                           11,017                   $616,822
GlaxoSmithKline                       28,276                    763,539
Shire                                 50,849                  1,071,751
                                                           ------------
Total                                                         2,452,112
-----------------------------------------------------------------------

SPECIALTY RETAIL (1.3%)
Carphone Warehouse Group             144,129                    878,492
Signet Group                         313,239                    737,294
                                                           ------------
Total                                                         1,615,786
-----------------------------------------------------------------------

TOBACCO (1.2%)
British American Tobacco              21,254                    647,130
Imperial Tobacco Group                22,289                    906,967
                                                           ------------
Total                                                         1,554,097
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.9%)
SIG                                   60,785                  1,392,302
Wolseley                              40,646                  1,062,379
                                                           ------------
Total                                                         2,454,681
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.5%)
Vodafone Group                       633,865                  1,854,867
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $95,047,993)                                        $124,441,437
-----------------------------------------------------------------------

MONEY MARKET FUND (0.7%)

                                      SHARES                   VALUE(a)

RiverSource Short-Term Cash Fund     872,612(d)                $872,612
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $872,612)                                               $872,612
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $95,920,605)(e)                                     $125,314,049
=======================================================================




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE EUROPEAN EQUITY FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2006.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $95,921,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $29,866,000

      Unrealized depreciation                                         (473,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                  $29,393,000
      -------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3   RIVERSOURCE EUROPEAN EQUITY FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007


                                                             S-6006-80 G (3/07)

                           PORTFOLIO HOLDINGS
                                   FOR
                  RIVERSOURCE INTERNATIONAL OPPORTUNITY
                          FUND AT JAN. 31, 2007

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.4%)(c)

ISSUER                                     SHARES                 VALUE(a)

AUSTRALIA (2.4%)
CAPITAL MARKETS (0.5%)
Macquarie Bank                              53,304              $3,356,800
--------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Brambles                                   256,252(b)            2,775,894
--------------------------------------------------------------------------

INSURANCE (0.6%)
QBE Insurance Group                        163,377               3,920,633
--------------------------------------------------------------------------

METALS & MINING (0.9%)
BHP Billiton                               117,341               2,402,861
Newcrest Mining                             92,750               1,521,793
Rio Tinto                                   39,165               2,356,770
                                                                ----------
Total                                                            6,281,424
--------------------------------------------------------------------------

AUSTRIA (0.7%)
COMMERCIAL BANKS
Erste Bank der Oesterreichischen
  Sparkassen                                63,309               4,947,516
--------------------------------------------------------------------------

BELGIUM (1.6%)
BEVERAGES (0.9%)
InBev                                       95,486               6,157,825
--------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
Colruyt                                     21,092               4,497,535
--------------------------------------------------------------------------

BRAZIL (0.5%)
AIRLINES
GOL Linhas Aereas Inteligentes ADR         111,834               3,367,322
--------------------------------------------------------------------------

CANADA (0.9%)
OIL, GAS & CONSUMABLE FUELS (0.5%)
Canadian Natural Resources                  34,000               1,700,289
Petro-Canada                                50,000               1,945,011
                                                                ----------
Total                                                            3,645,300
--------------------------------------------------------------------------

ROAD & RAIL (0.4%)
Canadian Pacific Railway                    52,000               2,848,377
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                  VALUE(a)

CHILE (0.6%)
COMMERCIAL BANKS
Banco Santander Chile ADR                   80,432              $3,978,167
--------------------------------------------------------------------------

CHINA (0.6%)
COMMERCIAL BANKS
China Merchants Bank Series H            1,750,500(b)            3,775,461
--------------------------------------------------------------------------

DENMARK (0.3%)
ROAD & RAIL
DSV                                         12,025               2,077,018
--------------------------------------------------------------------------

FRANCE (10.2%)
COMMERCIAL BANKS (2.4%)
BNP Paribas                                 64,344               7,204,969
Societe Generale                            51,234               9,093,065
                                                                ----------
Total                                                           16,298,034
--------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.6%)
VINCI                                       28,458               3,935,128
--------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Imerys                                      29,009               2,755,476
--------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.1%)
ALSTOM                                      29,342(b)            3,597,749
Schneider Electric                          35,087               4,256,321
                                                                ----------
Total                                                            7,854,070
--------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Essilor Intl                                55,115               6,193,136
--------------------------------------------------------------------------

INSURANCE (2.0%)
AXA                                        241,140              10,224,029
Euler Hermes                                25,413               3,767,788
                                                                ----------
Total                                                           13,991,817
--------------------------------------------------------------------------

MACHINERY (0.4%)
Vallourec                                   11,090               2,892,643
--------------------------------------------------------------------------

OFFICE ELECTRONICS (0.6%)
Neopost                                     29,313               3,771,592
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                 VALUE(a)

FRANCE (CONT.)
OIL, GAS & CONSUMABLE FUELS (1.4%)
Total                                      138,687              $9,424,948
--------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
LVMH Moet Hennessy Louis Vuitton            25,862               2,738,634
--------------------------------------------------------------------------

GERMANY (6.7%)
AEROSPACE & DEFENSE (0.5%)
MTU Aero Engines Holding                    67,311               3,602,580
--------------------------------------------------------------------------

AUTO COMPONENTS (0.7%)
Continental                                 40,435               4,911,802
--------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Deutsche Postbank                           45,727               3,953,845
--------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.7%)
Wincor Nixdorf                              29,936               4,784,577
--------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.6%)
Fresenius Medical Care & Co                 30,743               4,124,965
--------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Siemens                                     20,981               2,320,570
--------------------------------------------------------------------------

INSURANCE (1.9%)
Allianz                                     64,057              12,829,478
--------------------------------------------------------------------------

MACHINERY (0.8%)
MAN                                         48,753               5,155,770
--------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.6%)
Hypo Real Estate Holding                    60,652               3,996,830
--------------------------------------------------------------------------

GREECE (1.0%)
COMMERCIAL BANKS
EFG Eurobank Ergasias                      172,933               6,790,650
--------------------------------------------------------------------------

HONG KONG (2.3%)
COMMERCIAL BANKS (0.2%)
Bank of East Asia                          226,000               1,302,328
--------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1  RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO HOLDINGS
   AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                 VALUE(a)

HONG KONG (CONT.)
DISTRIBUTORS (0.5%)
Li & Fung                                1,093,600              $3,424,487
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
Cheung Kong Holdings                       170,000               2,245,107
China Overseas Land & Investment         4,146,000               4,612,766
                                                                ----------
Total                                                            6,857,873
--------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Esprit Holdings                            390,000               3,966,535
--------------------------------------------------------------------------

HUNGARY (0.2%)
PHARMACEUTICALS
Richter Gedeon ADR                           5,760(d,g)          1,152,491
--------------------------------------------------------------------------

INDONESIA (0.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES
Telekomunikasi Indonesia                 2,205,000               2,297,134
--------------------------------------------------------------------------

IRELAND (1.4%)
COMMERCIAL BANKS (0.7%)
Bank of Ireland                            229,336               5,142,295
--------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.7%)
CRH                                        113,930               4,505,116
--------------------------------------------------------------------------

ITALY (3.4%)
COMMERCIAL BANKS (0.9%)
UniCredito Italiano                        754,919               7,011,403
--------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.0%)
Saipem                                     273,276               6,743,789
--------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
Parmalat                                 1,177,282(b)            5,308,541
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.7%)
Eni                                        138,488               4,462,691
--------------------------------------------------------------------------

JAPAN (21.8%)
AUTO COMPONENTS (0.3%)
Keihin                                      85,200               2,148,484
--------------------------------------------------------------------------

AUTOMOBILES (2.5%)
Honda Motor                                126,300               4,963,642
Nissan Motor                               146,700               1,835,064
Toyota Motor                               153,400              10,097,056
                                                                ----------
Total                                                           16,895,762
--------------------------------------------------------------------------

BUILDING PRODUCTS (0.8%)
Asahi Glass                                401,000               5,301,492
--------------------------------------------------------------------------

CAPITAL MARKETS (1.2%)
Nikko Cordial                              265,500               2,618,449
Nomura Holdings                            198,700               4,066,758
Tokai Tokyo Securities                     317,000               1,679,420
                                                                ----------
Total                                                            8,364,627
--------------------------------------------------------------------------

CHEMICALS (1.4%)
Showa Denko                                978,000               3,716,599
Sumitomo Chemical                          472,000               3,656,727
UBE Inds                                   770,000               2,467,692
                                                                ----------
Total                                                            9,841,018
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                 VALUE(a)

JAPAN (CONT.)
COMMERCIAL BANKS (3.0%)
Bank of Yokohama                           312,000              $2,532,342
Mitsubishi UFJ Financial Group                 715               8,675,760
Mitsui Trust Holdings                      235,000               2,584,075
Mizuho Financial Group                         883               6,389,366
                                                                ----------
Total                                                           20,181,543
--------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.3%)
NEC                                        466,000               2,364,328
--------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Okumura                                    325,000               1,704,207
--------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
Japan Cash Machine                          35,700(e)              402,707
--------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
Arisawa Mfg                                 73,700                 736,826
Citizen Watch                              266,600               2,189,681
Murata Mfg                                  35,100               2,495,671
Yokogawa Electric                           93,000               1,522,976
                                                                ----------
Total                                                            6,945,154
--------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.0%)
Daito Trust Construction                    45,900               2,204,321
Haseko                                     718,500(b)            2,781,353
Misawa Homes Holdings                       78,100(b)            1,938,830
Sekisui Chemical                           444,000               3,434,692
Sharp                                      197,000               3,365,410
                                                                ----------
Total                                                           13,724,606
--------------------------------------------------------------------------

INSURANCE (0.4%)
T&D Holdings                                44,750               3,025,905
--------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.3%)
eAccess                                      3,475(e)            2,181,076
--------------------------------------------------------------------------

MACHINERY (1.0%)
AMADA                                      311,000               3,345,202
SMC                                         23,000               3,292,785
                                                                ----------
Total                                                            6,637,987
--------------------------------------------------------------------------

METALS & MINING (0.9%)
Mitsui Mining & Smelting                   897,000               4,628,293
Pacific Metals                             116,000               1,340,485
                                                                ----------
Total                                                            5,968,778
--------------------------------------------------------------------------

MULTILINE RETAIL (0.6%)
Mitsukoshi                                 415,000(e)            1,900,383
Ryohin Keikaku                              29,100               1,972,985
                                                                ----------
Total                                                            3,873,368
--------------------------------------------------------------------------

OFFICE ELECTRONICS (1.6%)
Canon                                      119,800               6,322,183
Ricoh                                      199,000               4,357,741
                                                                ----------
Total                                                           10,679,924
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
Nippon Mining Holdings                     444,500               3,215,095
--------------------------------------------------------------------------

PHARMACEUTICALS (1.2%)
Shionogi & Co                              131,000               2,330,518
Takeda Pharmaceutical                       86,400               5,651,971
                                                                ----------
Total                                                            7,982,489
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                 VALUE(a)

JAPAN (CONT.)
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
Mitsui Fudosan                              93,000              $2,423,129
Sumitomo Real Estate Sales                  21,770               1,633,438
TOC                                        435,950               2,357,268
                                                                ----------
Total                                                            6,413,835
--------------------------------------------------------------------------

SOFTWARE (0.6%)
Nintendo                                    14,400               4,267,036
--------------------------------------------------------------------------

SPECIALTY RETAIL (0.2%)
Komeri                                      56,300               1,649,755
--------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
ONWARD Kashiyama                           120,000               1,603,863
--------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.3%)
Mitsubishi                                  87,900               1,786,619
--------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Mitsubishi Logistics                       136,000               2,207,659
--------------------------------------------------------------------------

NETHERLANDS (1.3%)
FOOD PRODUCTS (0.6%)
Royal Numico                                81,242               4,313,827
--------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.7%)
ASML Holding                               174,620(b)            4,436,294
--------------------------------------------------------------------------

RUSSIA (0.5%)
OIL, GAS & CONSUMABLE FUELS
Gazprom ADR                                 73,793               3,195,148
--------------------------------------------------------------------------

SINGAPORE (1.3%)
COMMERCIAL BANKS (0.4%)
DBS Group Holdings                         195,000               2,800,084
--------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
Keppel                                     278,000               3,257,402
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
City Developments                          303,400               2,783,759
--------------------------------------------------------------------------

SOUTH AFRICA (1.0%)
MEDIA (0.6%)
Naspers Series N                           168,523               4,266,501
--------------------------------------------------------------------------

METALS & MINING (0.4%)
Impala Platinum Holdings                    97,352               2,824,036
--------------------------------------------------------------------------

SOUTH KOREA (0.9%)
COMMERCIAL BANKS (0.6%)
Shinhan Financial Group                     75,570               3,943,116
--------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
Samsung Electronics                          3,260               2,019,845
--------------------------------------------------------------------------

SPAIN (2.5%)
COMMERCIAL BANKS (1.5%)
Banco Bilbao Vizcaya Argentaria            418,469              10,460,492
--------------------------------------------------------------------------

SPECIALTY RETAIL (1.0%)
Inditex                                    114,889               6,528,838
--------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2  RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO HOLDINGS
   AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                 VALUE(a)

SWEDEN (2.2%)
BUILDING PRODUCTS (0.8%)
ASSA ABLOY Cl B                            263,400              $5,795,328
--------------------------------------------------------------------------

COMMERCIAL BANKS (0.7%)
Skandinaviska Enskilda Banken              137,600               4,606,594
--------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.7%)
Telefonaktiebolaget LM
  Ericsson Series B                      1,251,000               4,978,660
--------------------------------------------------------------------------

SWITZERLAND (9.2%)
CAPITAL MARKETS (2.9%)
Credit Suisse Group                        126,064               8,940,128
UBS                                        172,479              10,842,740
                                                                ----------
Total                                                           19,782,868
--------------------------------------------------------------------------

CHEMICALS (1.8%)
Lonza Group                                 56,992               5,404,765
Sika                                           826(b)            1,399,042
Syngenta                                    30,457(b)            5,637,414
                                                                ----------
Total                                                           12,441,221
--------------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
Nestle                                      12,382               4,549,802
--------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Nobel Biocare Holding                       16,613               5,511,896
--------------------------------------------------------------------------

METALS & MINING (0.4%)
Xstrata                                     56,699               2,663,767
--------------------------------------------------------------------------

PHARMACEUTICALS (2.6%)
Novartis                                   113,432               6,540,440
Roche Holding                               61,059              11,500,865
                                                                ----------
Total                                                           18,041,305
--------------------------------------------------------------------------

TAIWAN (0.4%)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Taiwan Semiconductor Mfg                 1,272,650               2,623,752
--------------------------------------------------------------------------

UNITED KINGDOM (24.2%)
AEROSPACE & DEFENSE (1.9%)
BAE Systems                                391,935               3,230,567
Cobham                                     726,756               2,959,109
Rolls-Royce Group                          713,993(b)            6,598,527
                                                                ----------
Total                                                           12,788,203
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                 VALUE(a)

UNITED KINGDOM (CONT.)
COMMERCIAL BANKS (2.4%)
Barclays                                   479,329              $6,993,986
Standard Chartered                         352,050              10,156,967
                                                                ----------
Total                                                           17,150,953
--------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Serco Group                                183,207               1,497,215
--------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.0%)
Hanson                                     428,030               6,519,166
--------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.5%)
Tesco                                    1,734,485              14,293,810
Wm Morrison Supermarkets                 1,897,715              10,547,505
                                                                ----------
Total                                                           24,841,315
--------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
Drax Group                                 228,403               3,074,348
--------------------------------------------------------------------------

INSURANCE (2.2%)
Admiral Group                              226,646               4,553,337
Hiscox                                     500,592               2,502,099
Resolution                                 410,201               5,262,943
Royal & SunAlliance Insurance Group        943,683               2,991,670
                                                                ----------
Total                                                           15,310,049
--------------------------------------------------------------------------

MEDIA (0.5%)
Yell Group                                 297,828               3,604,885
--------------------------------------------------------------------------

METALS & MINING (1.3%)
Anglo American                             183,712               8,579,970
--------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Marks & Spencer Group                      337,085               4,486,162
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.5%)
BG Group                                   839,631              11,093,430
BP                                         548,428               5,800,951
                                                                ----------
Total                                                           16,894,381
--------------------------------------------------------------------------

PHARMACEUTICALS (2.1%)
AstraZeneca                                 72,746               4,072,916
GlaxoSmithKline                            170,323               4,599,248
Shire                                      265,393               5,593,721
                                                                ----------
Total                                                           14,265,885
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                 VALUE(a)

UNITED KINGDOM (CONT.)
SPECIALTY RETAIL (1.3%)
Carphone Warehouse Group                   778,615              $4,745,796
Signet Group                             1,747,679               4,113,641
                                                                ----------
Total                                                            8,859,437
--------------------------------------------------------------------------

TOBACCO (1.3%)
British American Tobacco                   119,175               3,628,577
Imperial Tobacco Group                     126,772               5,158,507
                                                                ----------
Total                                                            8,787,084
--------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.3%)
SIG                                        205,421               4,705,242
Wolseley                                   172,388               4,505,767
                                                                ----------
Total                                                            9,211,009
--------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.6%)
Vodafone Group                           3,710,588              10,858,222
--------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $536,815,955)                                          $674,050,636
--------------------------------------------------------------------------

OTHER (--%)(c)

ISSUER                                     SHARES                 VALUE(a)

HONG KONG
China Overseas Land & Investment
  Warrants                                 366,000(b,g)           $196,409
--------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                       $196,409
--------------------------------------------------------------------------

MONEY MARKET FUND (1.4%)(f)

                                           SHARES                 VALUE(a)

RiverSource Short-Term Cash Fund         9,505,079(h)           $9,505,079
--------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $9,505,079)                                              $9,505,079
--------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $546,321,034)(i)                                       $683,752,124
==========================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2006.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2007, the value of these securities amounted to $1,152,491 or 0.2% of net assets.

(e)   At Jan. 31, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in a money market fund and represents 0.4% of net assets. 1.0% of net assets is the Fund's cash equivalent position.

--------------------------------------------------------------------------------
3  RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO HOLDINGS
   AT JAN. 31, 2007

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(g)   Identifies issues considered to be illiquid as to their marketability.
      These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2007, is as follows:

      SECURITY                               ACQUISITION                  COST
                                                DATES
      -------------------------------------------------------------------------
      China Overseas Land & Investment
        Warrants                               06-29-06                  $  --
      Richter Gedeon ADR*                      04-20-06              1,229,778

      * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(i) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $546,321,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $143,939,000

      Unrealized depreciation                                       (6,508,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                 $137,431,000
      -------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
4  RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO HOLDINGS
   AT JAN. 31, 2007

                                                             S-6140-80 G (3/07)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     RiverSource International Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 29, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   March 29, 2007